Goodwill and Other Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Goodwill	$ 8,327	$ 8,327	$ 8,327
Weighted-average amortization period	8 years 6 months
Amortization of intangible assets, net, excluding goodwill	$ 1,809
Trademarks
Goodwill
Estimated useful lives	10 years
Noncompete Agreements
Goodwill
Estimated useful lives	5 years
Others
Goodwill
Estimated useful lives	5 years 6 months
Selling, Administrative and Engineering Expenses
Goodwill
Amortization of intangible assets, net, excluding goodwill	$ 462	$ 462	$ 462
Minimum
Goodwill
Estimated useful lives	5 years
Maximum
Goodwill
Estimated useful lives	10 years